CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 438,853	$ 437,479
Restricted cash	0	15,265
Receivables - trade and other	283,592	269,896
Prepaid expenses and other current assets	44,586	31,646
Deferred income taxes - net	27,023	13,043
Assets of discontinued operations	27,661	1,007,924
Total current assets	821,715	1,775,253
PROPERTY, PLANT AND EQUIPMENT:
Drilling equipment	6,179,587	3,799,902
Construction in progress	711,558	1,584,802
Other property and equipment	138,177	145,698
Property, plant and equipment - gross	7,029,322	5,530,402
Less accumulated depreciation and amortization	1,350,609	1,185,880
Property, plant and equipment - net	5,678,713	4,344,522
Other assets	97,417	97,682
TOTAL ASSETS	6,597,845	6,217,457
CURRENT LIABILITIES:
Current maturities of long-term debt	45,023	52,166
Accounts payable - trade	111,082	81,715
Deferred revenues	36,220	7,748
Accrued liabilities	131,041	124,539
Liabilities of discontinued operations	25,005	378,797
Total current liabilities	348,371	644,965
Long-term debt - less current maturities	1,089,335	1,133,745
Other liabilities	357,709	251,145
Deferred income taxes - net	476,443	435,292
Commitments and contingent liabilities (Note 7)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $1.00 par value, 5,000,000 shares authorized, issuable in series: Series A Junior Preferred Stock, 1,500,000 shares authorized, none issued	0	0
Common stock, $0.125 par value, 150,000,000 shares authorized, 127,577,530 shares and 126,346,627 shares issued at December 31, 2011 and 2010, respectively	15,947	15,794
Additional paid-in capital	1,478,233	1,433,999
Retained earnings	3,186,362	2,449,521
Cost of 3,996,465 and 52,408 treasury shares at December 31, 2011 and 2010, respectively	(128,884)	(1,509)
Accumulated other comprehensive loss	(225,671)	(145,495)
Total stockholders' equity	4,325,987	3,752,310
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 6,597,845	$ 6,217,457